Summary of Obligation to Pay Royalties and Other Fees (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Intangible Assets Goodwill [Line Items]
Sales reaching one	$ 5,000,000
Sales reaching two	$ 10,000,000